DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) gal	Dec. 31, 2020 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (2,276)	$ (1,779)
Unrealized loss (gain) on warrants	16,736	(82,003)
Realized (gain) loss on currency and commodity derivatives	(47,754)	5,988
Unrealized loss (gain) on currency and commodity derivatives	44,397	(30,079)
Loss (gain) on derivative financial instruments	$ 11,103	$ (107,873)
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	10.9	24.0